CO-DEVELOPMENT AND LICENSE AGREEMENTS (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Sep. 30, 2021	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Oct. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investment in SAFE						$ 1,500
Research and development expense		$ 1,550	$ 1,596	$ 4,706	$ 7,776
Oncoheroes Safe Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments
Investment in SAFE						$ 1,500
Frequency of payments	When a licensed product is submitted to NDA, the Company is required to pay $1 million, upon US NDA approval, the Company is required to pay $4 million and upon EU MAA Approval, the Company is required to pay $3 million. In the event the Company grants a sublicense of rights, the Company will need to pay Oncoheroes a high single digit percentage of any upfront payment obtained from such sublicenses
Oncoheroes Safe Agreement [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments	$ 8,000
CicloMed Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense		$ 0	$ 100	$ 46	$ 1,100